N-4	Apr. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Aug. 29, 2025
Amendment Flag	false
C000226535 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000226535 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000218277 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000218277 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000210231 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000210231 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000218281 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000218281 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000205594 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000205594 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000210232 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000210232 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC
C000190624 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

C000190624 [Member] | C000239073 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	River Road Asset Management, LLC